Quarterly Holdings Report
for

Fidelity Simplicity RMD 2010 Fund℠

October 31, 2019

RW32-QTLY-1219
1.858595.113

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 16.2%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	5,485	$56,877
Fidelity Series Blue Chip Growth Fund (a)	7,202	99,969
Fidelity Series Commodity Strategy Fund (a)	80,758	377,949
Fidelity Series Growth Company Fund (a)	11,298	201,336
Fidelity Series Intrinsic Opportunities Fund (a)	15,041	242,167
Fidelity Series Large Cap Stock Fund (a)	14,286	214,722
Fidelity Series Large Cap Value Index Fund (a)	4,586	60,766
Fidelity Series Opportunistic Insights Fund (a)	5,997	110,940
Fidelity Series Small Cap Discovery Fund (a)	2,439	28,096
Fidelity Series Small Cap Opportunities Fund (a)	6,621	87,600
Fidelity Series Stock Selector Large Cap Value Fund (a)	13,088	164,911
Fidelity Series Value Discovery Fund (a)	8,870	117,345
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,723,614)		1,762,678

International Equity Funds - 14.3%
Fidelity Series Canada Fund (a)	3,757	40,909
Fidelity Series Emerging Markets Fund (a)	6,350	60,196
Fidelity Series Emerging Markets Opportunities Fund (a)	27,771	538,480
Fidelity Series International Growth Fund (a)	21,153	361,084
Fidelity Series International Small Cap Fund (a)	5,095	85,142
Fidelity Series International Value Fund (a)	37,523	368,471
Fidelity Series Overseas Fund (a)	9,574	97,653
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,481,107)		1,551,935

Bond Funds - 50.5%
Fidelity Series Emerging Markets Debt Fund (a)	7,940	74,876
Fidelity Series Floating Rate High Income Fund (a)	1,739	15,996
Fidelity Series High Income Fund (a)	8,610	81,446
Fidelity Series Inflation-Protected Bond Index Fund (a)	112,450	1,134,618
Fidelity Series International Credit Fund (a)	344	3,589
Fidelity Series Investment Grade Bond Fund (a)	331,295	3,849,649
Fidelity Series Long-Term Treasury Bond Index Fund (a)	28,758	284,125
Fidelity Series Real Estate Income Fund (a)	4,638	52,505
TOTAL BOND FUNDS
(Cost $5,302,346)		5,496,804

Short-Term Funds - 19.0%
Fidelity Series Government Money Market Fund 1.89% (a)(b)	1,654,555	1,654,555
Fidelity Series Short-Term Credit Fund (a)	41,062	414,314
TOTAL SHORT-TERM FUNDS
(Cost $2,064,164)		2,068,869
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $10,571,231)		10,880,286
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,533)
NET ASSETS - 100%		$10,875,753

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$61,083	$2,725	$8,136	$--	$(1,281)	$2,486	$56,877
Fidelity Series Blue Chip Growth Fund	105,808	13,935	8,422	10,417	(323)	(11,029)	99,969
Fidelity Series Canada Fund	40,326	1,513	966	--	(14)	50	40,909
Fidelity Series Commodity Strategy Fund	368,109	21,544	12,571	3,244	(475)	1,342	377,949
Fidelity Series Emerging Markets Debt Fund	75,757	3,616	1,728	1,090	(29)	(2,740)	74,876
Fidelity Series Emerging Markets Fund	52,773	8,272	1,263	--	(64)	478	60,196
Fidelity Series Emerging Markets Opportunities Fund	469,244	66,841	15,061	--	(75)	17,531	538,480
Fidelity Series Floating Rate High Income Fund	15,802	768	368	226	(2)	(204)	15,996
Fidelity Series Government Money Market Fund 1.89%	1,574,869	118,283	38,597	8,567	--	--	1,654,555
Fidelity Series Growth Company Fund	212,368	8,640	21,757	--	840	1,245	201,336
Fidelity Series High Income Fund	79,510	4,048	1,851	1,342	(7)	(254)	81,446
Fidelity Series Inflation-Protected Bond Index Fund	1,122,159	68,487	62,937	1,002	487	6,422	1,134,618
Fidelity Series International Credit Fund	3,500	24	--	24	--	44	3,589
Fidelity Series International Growth Fund	367,433	11,680	35,899	--	899	16,971	361,084
Fidelity Series International Small Cap Fund	80,402	2,767	1,883	--	(8)	3,864	85,142
Fidelity Series International Value Fund	345,766	18,147	11,538	--	(11)	16,107	368,471
Fidelity Series Intrinsic Opportunities Fund	259,156	29,098	40,953	10,286	(1,221)	(3,913)	242,167
Fidelity Series Investment Grade Bond Fund	3,596,304	296,937	97,084	27,353	539	52,953	3,849,649
Fidelity Series Large Cap Stock Fund	227,419	20,709	33,289	7,324	(45)	(72)	214,722
Fidelity Series Large Cap Value Index Fund	65,384	4,081	9,898	--	369	830	60,766
Fidelity Series Long-Term Treasury Bond Index Fund	419,621	17,230	175,754	2,295	20,236	2,792	284,125
Fidelity Series Opportunistic Insights Fund	116,888	4,100	8,972	--	247	(1,323)	110,940
Fidelity Series Overseas Fund	20,210	73,973	--	--	--	3,470	97,653
Fidelity Series Real Estate Income Fund	50,288	2,864	1,161	1,167	14	500	52,505
Fidelity Series Short-Term Credit Fund	393,798	27,632	9,082	2,745	11	1,955	414,314
Fidelity Series Small Cap Discovery Fund	31,754	1,527	5,901	--	(79)	795	28,096
Fidelity Series Small Cap Opportunities Fund	95,991	10,852	13,710	5,724	(231)	(5,302)	87,600
Fidelity Series Stock Selector Large Cap Value Fund	175,565	11,221	24,696	--	(290)	3,111	164,911
Fidelity Series Value Discovery Fund	125,489	8,964	18,754	--	(92)	1,738	117,345
Total	$10,552,776	$860,478	$662,231	$82,806	$19,395	$109,847	$10,880,286

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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